SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	6 Months Ended
	Aug. 31, 2023 USD ($) well	Aug. 31, 2023 USD ($) well shares	Jun. 30, 2023 USD ($) well shares	Jun. 30, 2022 shares	Aug. 17, 2023 $ / shares	May 15, 2023 $ / shares	Feb. 15, 2023 $ / shares
Subsequent Event [Line Items]
Dividends payable (in usd per share) | $ / shares						$ 0.24	$ 0.24
Number of wells | well			2
Contractual commitment term			115 days
Number of shares repurchased (in shares) | shares			527,417	0
Treasury stock acquired | $			$ 4.8
Subsequent event
Subsequent Event [Line Items]
Dividends payable (in usd per share) | $ / shares					$ 0.24
Number of wells | well	1	1
Number of optional wells | well	1
Contractual commitment term	200 days	200 days
Proceeds from sale of leaseback asset | $	$ 52.0
Number of shares repurchased (in shares) | shares		566,378
Treasury stock acquired | $		$ 5.3